The Entity as lessee - Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	$ 533,792	$ 834,199	$ 1,417,945
Additions	885,423	(300,407)	(583,746)
Disposals	0	0	0
Ending balance, right-of-use assets, net	1,419,215	533,792	834,199
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	3,706,479	3,343,894	3,343,894
Additions	1,642,797	362,585	0
Disposals	0	0	0
Ending balance, right-of-use assets, net	5,349,276	3,706,479	3,343,894
Depreciation of rights-of-use
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	(3,172,687)	(2,509,695)	(1,925,949)
Additions	(757,374)	(662,992)	(583,746)
Disposals	0	0	0
Ending balance, right-of-use assets, net	(3,930,061)	(3,172,687)	(2,509,695)
Office space | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	2,552,121	2,552,121	2,552,121
Additions	1,276,841	0	0
Disposals	0	0	0
Ending balance, right-of-use assets, net	3,828,962	2,552,121	2,552,121
Office space | Depreciation of rights-of-use
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	(2,395,065)	(1,961,025)	(1,508,871)
Additions	(441,123)	(434,040)	(452,154)
Disposals	0	0	0
Ending balance, right-of-use assets, net	(2,836,188)	(2,395,065)	(1,961,025)
Vehicles and office furniture | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	1,154,358	791,773	791,773
Additions	365,956	362,585	0
Disposals	0	0	0
Ending balance, right-of-use assets, net	1,520,314	1,154,358	791,773
Vehicles and office furniture | Depreciation of rights-of-use
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	(777,622)	(548,670)	(417,078)
Additions	(316,251)	(228,952)	(131,592)
Disposals	0	0	0
Ending balance, right-of-use assets, net	$ (1,093,873)	$ (777,622)	$ (548,670)